Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property and equipment consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
Office equipment and furniture	3 - 5 Years	$132,600	$143,545
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	81,916	83,139
Software	1 - 3 Years	11,546	11,719
Finance lease right-of-use asset	4 Years	150,352	152,540
		376,414	390,943
Less: accumulated depreciation		(290,565)	(261,871)
		$85,849	$129,072

For the years ended December 31, 2024, 2023 and 2022, depreciation expense amounted to $46,759, $45,782 and $66,428, respectively, all of which were included in operating expenses.

The Company entered into a finance vehicle lease in 2021 and the finance lease right-of-use asset with a net carrying amount of $27,480 and $65,077 as of December 31, 2024 and 2023, respectively, were included in property and equipment net. Finance lease liabilities were nil as of December 31, 2024 and 2023. The Company made cash payments of $163,301 for finance lease liabilities during the year ended December 31, 2021, which is included within the financing activities section on the consolidated statements of cash flows.